Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2021 MMBbls Bcf	Dec. 31, 2020 Bcf MMBbls	Dec. 31, 2019 MMBoe MMBbls Bcf
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery | MMBoe			8
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance | Bcf	2,110	2,241	2,481
Ending balance | Bcf	2,447	2,110	2,241
Worldwide [member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance | Bcf	1,486	1,743	1,915
Ending balance | Bcf	1,676	1,486	1,743
Worldwide [member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance | Bcf	624	498	566
Ending balance | Bcf	771	624	498
Worldwide [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	483	613	582
Revisions of previous estimates	161	(92)	21
Extensions and discoveries	76	47	86
Improved recovery			8
Sale of minerals in place		(9)	(1)
Production for the year	(77)	(76)	(83)
Ending balance	643	483	613
Beginning balance	63	60	56
Revisions of previous estimates	(5)	8	4
Extensions and discoveries	19	9	14
Sale of minerals in place		(1)
Production for the year	(13)	(13)	(14)
Ending balance	64	63	60
Beginning balance | Bcf	2,110	2,241	2,481
Revisions of previous estimates | Bcf	347	136	(104)
Extensions and discoveries | Bcf	450	199	384
Sale of minerals in place | Bcf		(6)	(8)
Production for the year | Bcf	(460)	(460)	(512)
Ending balance | Bcf	2,447	2,110	2,241
Beginning balance	922	1,073	1,080
Revisions of previous estimates	216	(61)	7
Extensions and discoveries	176	92	169
Improved recovery			8
Sale of minerals in place		(11)	(3)
Production for the year	(171)	(171)	(188)
Ending balance	1,143	922	1,073
Worldwide [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	229	301	339
Ending balance	322	229	301
Beginning balance	32	38	41
Ending balance	34	32	38
Beginning balance | Bcf	1,486	1,743	1,915
Ending balance | Bcf	1,676	1,486	1,743
Beginning balance	526	650	722
Ending balance	655	526	650
Worldwide [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	254	312	243
Ending balance	321	254	312
Beginning balance	31	22	15
Ending balance	30	31	22
Beginning balance | Bcf	624	498	566
Ending balance | Bcf	771	624	498
Beginning balance	396	423	358
Ending balance	488	396	423
Worldwide [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	483	613	582
Ending balance	643	483	613
Beginning balance	63	60	56
Ending balance	64	63	60
Beginning balance	922	1,073	1,080
Ending balance	1,143	922	1,073
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	229	301	339
Ending balance	322	229	301
Beginning balance	32	38	41
Ending balance	34	32	38
Beginning balance	526	650	722
Ending balance	655	526	650
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	254	312	243
Ending balance	321	254	312
Beginning balance	31	22	15
Ending balance	30	31	22
Beginning balance	396	423	358
Ending balance	488	396	423
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance | Bcf	2,110	2,241	2,481
Ending balance | Bcf	2,447	2,110	2,241
Argentina [member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance | Bcf	1,486	1,743	1,915
Ending balance | Bcf	1,676	1,486	1,743
Argentina [member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance | Bcf	624	498	566
Ending balance | Bcf	771	624	498
Argentina [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	483	613	582
Revisions of previous estimates	161	(92)	21
Extensions and discoveries	76	47	86
Improved recovery			8
Sale of minerals in place		(9)	(1)
Production for the year	(77)	(76)	(83)
Ending balance	643	483	613
Beginning balance	63	60	56
Revisions of previous estimates	(5)	8	4
Extensions and discoveries	19	9	14
Sale of minerals in place		(1)
Production for the year	(13)	(13)	(14)
Ending balance	64	63	60
Beginning balance | Bcf	2,110	2,241	2,481
Revisions of previous estimates | Bcf	347	136	(104)
Extensions and discoveries | Bcf	450	199	384
Sale of minerals in place | Bcf		(6)	(8)
Production for the year | Bcf	(460)	(460)	(512)
Ending balance | Bcf	2,447	2,110	2,241
Beginning balance	922	1,073	1,080
Revisions of previous estimates	216	(61)	7
Extensions and discoveries	176	92	169
Improved recovery			8
Sale of minerals in place		(11)	(3)
Production for the year	(171)	(171)	(188)
Ending balance	1,143	922	1,073
Argentina [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	229	301	339
Ending balance	322	229	301
Beginning balance	32	38	41
Ending balance	34	32	38
Beginning balance | Bcf	1,486	1,743	1,915
Ending balance | Bcf	1,676	1,486	1,743
Beginning balance	526	650	722
Ending balance	655	526	650
Argentina [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	254	312	243
Ending balance	321	254	312
Beginning balance	31	22	15
Ending balance	30	31	22
Beginning balance | Bcf	624	498	566
Ending balance | Bcf	771	624	498
Beginning balance	396	423	358
Ending balance	488	396	423
Argentina [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	483	613	582
Ending balance	643	483	613
Beginning balance	63	60	56
Ending balance	64	63	60
Beginning balance	922	1,073	1,080
Ending balance	1,143	922	1,073
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	229	301	339
Ending balance	322	229	301
Beginning balance	32	38	41
Ending balance	34	32	38
Beginning balance	526	650	722
Ending balance	655	526	650
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	254	312	243
Ending balance	321	254	312
Beginning balance	31	22	15
Ending balance	30	31	22
Beginning balance	396	423	358
Ending balance	488	396	423